CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Common Units [Member] | Public Unit Holders [Member]
Common units issued	41,900,708	25,844,118
Common units outstanding	41,900,708	25,844,118
Common Units [Member] | PBF LLC [Member]
Common units issued
Common units outstanding
Subordinated Units [Member] | PBF LLC [Member]
Common units issued	0	15,886,553
Common units outstanding	0	15,886,553